Shareholder Fees - Investor - Vanguard Extended Market Index Fund - Investor Shares	Apr. 29, 2021 USD ($)
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20